Interim Unaudited Condensed Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Financial assets, at fair value through other comprehensive income	$ 17,513,555	$ 17,513,555
Investment in associates	2	2
Property and equipment	1,260,237	1,061,170
Right-of-use assets	560,346	734,696
Intangible assets	3,679,257	4,050,583
Amount due from related parties	65,967,532	62,833,133
Deferred initial public expenses	750,000
Total non-current assets	89,730,929	86,193,139
Current assets
Trade and other receivables	36,597,297	29,512,675
Inventories	219,620	257,485
Cash and bank balances	5,185,248	940,963
Total current assets	42,002,165	30,711,123
Total assets	131,733,094	116,904,262
Current liabilities
Trade and other payables	5,736,668	13,237,049
Lease liabilities	357,399	399,858
Contract liabilities	591,111
Warrant liabilities	4,218,190	2,625,440
Convertible note liabilities	5,476,426	2,930,281
Income tax payable	77,517	692,322
Total current liabilities	16,457,311	19,884,950
Non-current liabilities
Lease liabilities	221,615	346,754
Amount due to related parties	311,317	456,084
Deferred tax liabilities	41,350	5,382
Total non-current liabilities	574,282	808,220
Total liabilities	17,031,593	20,693,170
Capital and reserves
Share capital	177,235,657	150,490,803
Capital reserve	1,609,623	1,609,623
Fair value reserve	(32,455,291)	(32,709,812)
Translation reserve	(2,696,043)	(2,873,505)
Retained earnings	(28,990,962)	(20,304,578)
Attributable to equity owners of the Company	114,702,984	96,212,531
Non-controlling interests	(1,483)	(1,439)
Total equity	114,701,501	96,211,092
Total liabilities and equity	$ 131,733,094	$ 116,904,262